Subordinated liabilities - Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 1,870				£ 1,523	£ 1,477
Redemption of subordinated debt	476				2,239	2,679
Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	(339)				£ (764)	£ 1,000
Redemption of subordinated debt | $		$ 487
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 1,276
Interest rate	4.973%	4.973%	4.973%	4.973%
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities | €			€ 1,500
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 258			$ 500
Interest rate	6.158%	6.158%	6.158%	6.158%
Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m) | Floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 257			$ 500
USD Floating Rate Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	79
Redemption of subordinated debt	£ 78
4.375% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.375%	4.375%	4.375%	4.375%
Redemption of subordinated debt	£ 372
JPY Floating Rate Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 26
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.836%	4.836%	4.836%	4.836%
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%	3.75%	3.75%
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%	3.75%	3.75%
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.811%	3.811%	3.811%	3.811%
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	1.125%	1.125%	1.125%	1.125%
3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.564%	3.564%	3.564%	3.564%
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	8.407%	8.407%	8.407%	8.407%
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.088%	5.088%	5.088%	5.088%
7.119% Fixed-to-Floating Rate Subordinated Callable Notes due 2034 | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	7.119%	7.119%	7.119%	7.119%